CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Net revenues:
Total net revenues	¥ 80,752,439,000	$ 12,671,820	¥ 70,480,978,000	¥ 46,014,906,000
Cost of revenues:
Commission-split	(31,826,634,000)	(4,994,293)	(24,847,023,000)	(11,154,698,000)
Commission and compensation-internal	(26,306,569,000)	(4,128,075)	(23,324,145,000)	(19,444,127,000)
Cost related to stores	(3,809,757,000)	(597,834)	(3,206,601,000)	(3,078,672,000)
Others	(2,990,064,000)	(469,206)	(2,243,352,000)	(1,069,365,000)
Total cost of revenues	(64,933,024,000)	(10,189,408)	(53,621,121,000)	(34,746,862,000)
Gross profit	15,819,415,000	2,482,412	16,859,857,000	11,268,044,000
Operating expenses:
Sales and marketing expenses	(4,309,116,000)	(676,194)	(3,715,278,000)	(3,105,899,000)
General and administrative expenses	(8,924,470,000)	(1,400,444)	(7,588,809,000)	(8,376,531,000)
Research and development expenses	(3,193,988,000)	(501,206)	(2,477,911,000)	(1,571,154,000)
Impairment of goodwill, intangible assets and other long-lived assets	(746,705,000)	(117,174)	(236,050,000)
Total operating expenses	(17,174,279,000)	(2,695,018)	(14,018,048,000)	(13,053,584,000)
Income (loss) from operations	(1,354,864,000)	(212,606)	2,841,809,000	(1,785,540,000)
Interest income, net	354,567,000	55,639	163,600,000	230,339,000
Share of results of equity investees	36,606,000	5,744	(37,574,000)	11,382,000
Fair value changes in investments, net	564,804,000	88,631	369,124,000	(109,193,000)
Impairment loss for equity investments accounted for using measurement alternative	(183,800,000)	(28,841)	(9,000,000)	0
Foreign currency exchange loss	20,988,000	3,293	3,506,000	(54,052,000)
Other income, net	1,702,414,000	267,146	1,055,654,000	431,300,000
Income (loss) before income tax expense	1,140,726,000	179,006	4,387,119,000	(1,275,764,000)
Income tax expense	(1,665,492,000)	(261,352)	(1,608,796,000)	(904,363,000)
Net income (loss)	(524,766,000)	(82,346)	2,778,323,000	(2,180,127,000)
Net loss (income) attributable to noncontrolling interests shareholders	637,000	100	(731,000)	(3,419,000)
Net income (loss) attributable to KE Holdings Inc.	(524,129,000)	(82,246)	2,777,592,000	(2,183,546,000)
Accretion on convertible redeemable preferred shares to redemption value			(1,755,228,000)	(1,866,528,000)
Income allocation to participating preferred shares	0		(301,898,000)	0
Net income (loss) attributable to KE Holdings Inc.'s ordinary shareholders	(524,129,000)	(82,246)	720,466,000	(4,050,074,000)
Other comprehensive income (loss)
Currency translation adjustments	(841,214,000)	(132,005)	(1,897,395,000)	63,442,000
Unrealized gains on available-for-sale investments, net of reclassification	35,578,000	5,583
Total other comprehensive income (loss)	(805,636,000)	(126,422)	(1,897,395,000)	63,442,000
Total comprehensive income (loss)	(1,330,402,000)	(208,768)	880,928,000	(2,116,685,000)
Comprehensive loss (income) attributable to noncontrolling interests shareholders	637,000	100	(731,000)	(3,419,000)
Comprehensive income (loss) attributable to KE Holdings Inc.	(1,329,765,000)	(208,668)	880,197,000	(2,120,104,000)
Accretion on convertible redeemable preferred shares to redemption value			(1,755,228,000)	(1,866,528,000)
Income allocation to participating preferred shares	0		(301,898,000)	0
Comprehensive loss attributable to KE Holdings Inc.'s ordinary shareholders	¥ (1,329,765,000)	$ (208,668)	¥ (1,176,929,000)	¥ (3,986,632,000)
Weighted average number of ordinary shares used in computing net income (loss) per share, basic and diluted
-Basic | shares	3,549,121,628	3,549,121,628	2,226,264,859	1,378,235,522
-Diluted | shares	3,549,121,628	3,549,121,628	2,267,330,891	1,378,235,522
Net income (loss) per share attributable to ordinary shareholders
-Basic | (per share)	¥ (0.15)	$ (0.02)	¥ 0.32	¥ (2.94)
-Diluted | (per share)	¥ (0.15)	$ (0.02)	¥ 0.32	¥ (2.94)
Share-based compensation expenses included in:
Share-based compensation expenses	¥ 1,538,287,000		¥ 2,252,589,000	¥ 2,955,590,000
Cost of revenues
Share-based compensation expenses included in:
Share-based compensation expenses	406,131,000	$ 63,731	511,637,000	0
Sales and marketing expenses
Share-based compensation expenses included in:
Share-based compensation expenses	110,446,000	17,331	77,574,000	0
General and administrative expenses
Share-based compensation expenses included in:
Share-based compensation expenses	595,732,000	93,483	1,131,335,000	2,955,590,000
Research and development expenses
Share-based compensation expenses included in:
Share-based compensation expenses	425,978,000	66,845	532,043,000	0
Existing home transaction services
Net revenues:
Total net revenues	31,947,953,000	5,013,331	30,564,584,000	24,568,508,000
New home transaction services
Net revenues:
Total net revenues	46,472,378,000	7,292,530	37,937,886,000	20,273,860,000
Emerging and other services
Net revenues:
Total net revenues	¥ 2,332,108,000	$ 365,959	¥ 1,978,508,000	¥ 1,172,538,000